Commitments and Contingencies (Details) - Schedule of Finance Lease Liabilities	Dec. 31, 2022 USD ($)
Schedule of Finance Lease Liabilities [Abstract]
By December 31, 2023	$ 993,392
By December 31, 2024	993,392
By December 31, 2025	159,042
By December 31, 2026
By December 31, 2027
Thereafter
Total	2,145,826
Imputed interest	(238,851)
Present value of finance lease liabilities	$ 1,906,975